Loans and Related Allowance for Loan Losses (Troubled Debt Restructurings on Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 loan	Dec. 31, 2012 loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	7	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 770
Financing Receivable, Modifications, Post-Modification Recorded Investment	775
Financing Receivable, Modifications, Recorded Investment	775
Real Estate - Commercial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	64
Financing Receivable, Modifications, Post-Modification Recorded Investment	61
Financing Receivable, Modifications, Recorded Investment	61
Real Estate - Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	6
Financing Receivable, Modifications, Pre-Modification Recorded Investment	706
Financing Receivable, Modifications, Post-Modification Recorded Investment	714
Financing Receivable, Modifications, Recorded Investment	$ 714